                             SCHRODER SERIES TRUST

                                   PROSPECTUS

                                INVESTOR SHARES

                                 MARCH 1, 1998

Schroder Series Trust is an open-end management investment company offering by this Prospectus Investor Shares of five separate investment portfolios: Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, Schroder MidCap Value Fund, Schroder Investment Grade Income Fund, and Schroder Short-Term Investment Fund. Schroder Capital Management Inc. ("Schroder") serves as investment adviser to each of the Funds. Each Fund pursues its investment objectives through the investment policies described in this Prospectus.

This Prospectus explains concisely the information that a prospective investor should know before investing in Investor Shares of the Funds. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the March 1, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-464-3108. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information about the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

              FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
 PLEASE CALL 1-800-730-2932 FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT
                                  PROSPECTUS.
            PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHRODER CAPITAL FUNDS (DELAWARE)                       SCHRODER SERIES TRUST
                                                        Schroder Large Capitalization
Schroder International Fund                             Equity Fund
                                                        Schroder Small Capitalization
Schroder Emerging Markets Fund                          Value Fund
Schroder U.S. Equity Fund                               Schroder MidCap Value Fund
                                                        Schroder Investment Grade Income
Schroder Micro Cap Fund                                 Fund
                                                        Schroder Short-Term Investment
Schroder International Bond Fund                        Fund
Schroder U.S. Smaller Companies Fund
Schroder International Smaller Companies Fund

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SCHRODER SERIES TRUST
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
Summary of Expenses...................................................................    4
Financial Highlights..................................................................    5
Investment Objectives and Policies....................................................   11
  Schroder Large Capitalization Equity Fund...........................................   11
  Schroder Small Capitalization Value Fund............................................   12
  Schroder MidCap Value Fund..........................................................   12
  Schroder Investment Grade Income Fund...............................................   13
  Schroder Short-Term Investment Fund.................................................   14
  Other Investment Practices and Risk Considerations..................................   15
  Portfolio Turnover..................................................................   18
How to Buy Shares.....................................................................   18
How to Sell Shares....................................................................   20
Exchanges.............................................................................   20
Determination of Net Asset Value......................................................   21
Distributions.........................................................................   21
Taxes.................................................................................   22
Management of the Trust...............................................................   22
Performance Information...............................................................   24
Additional Information about the Trust................................................   24

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                                        3

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SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Investor Shares of the Funds. The following tables summarize the expenses incurred by each Fund and attributable to its Investor Shares, based (for all Funds except the MidCap Value Fund) on its most recent fiscal year. Information for the MidCap Value Fund is based on estimated expenses for the Fund's current fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in Investor Shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

    Maximum Sales Load Imposed on Purchases.....................................  None
    Maximum Sales Load Imposed on Reinvested Dividends..........................  None
    Deferred Sales Load.........................................................  None
    Redemption Fees.............................................................  None
    Exchange Fees...............................................................  None

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                            Schroder         Schroder      Schroder     Schroder      Schroder
                                             Large            Small         MidCap     Investment    Short-Term
                                         Capitalization   Capitalization    Value     Grade Income   Investment
                                          Equity Fund       Value Fund       Fund         Fund          Fund
                                         --------------   --------------   --------   ------------   ----------
Management Fees (after expense
  limitation)..........................       0.75             0.95          0.68(1)      0.29(1)    0.38(1)
12b-1 Fees.............................       None             None          None         None          None
Other Expenses.........................       0.48             0.37          0.67         0.83          0.65
Total Fund Operating Expenses (after
  expense
  limitation)..........................       1.23             1.32          1.35(1)      1.12(1)       1.03(1)

------------------------------
(1)The Management Fees and Total Fund Operating Expenses for Schroder MidCap Value Fund, Schroder Investment Grade Income Fund, and Schroder Short-Term Investment Fund reflect expense limitations currently in effect. See "Management of the Trust" below. In the absence of the limitations, Management Fees and Total Fund Operating Expenses, respectively, for Investor Shares of these Funds would be as follows: Schroder MidCap Value Fund - 0.90% and 1.57%; Schroder Investment Grade Income Fund - 0.50% and 1.33%; and Schroder Short-Term Investment Fund - 0.40% and 1.05%.

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                                        4

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

Funds:                                                            1 year   3 years   5 years   10 years
                                                                  ------   -------   -------   --------
Schroder Large Capitalization Equity Fund.......................   $ 13      $39       $68       $150
Schroder Small Capitalization Value Fund........................   $ 14      $42       $73       $160
Schroder MidCap Value Fund......................................   $ 14      $43        --         --
Schroder Investment Grade Income Fund...........................   $ 11      $36       $62       $137
Schroder Short-Term Investment Fund.............................   $ 11      $33       $57       $126

The tables and Example are provided to help you understand the expenses of investing in Investor Shares of each of the Funds and your share of the operating expenses of each Fund attributable to its Investor Shares. THE TABLES AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

FINANCIAL HIGHLIGHTS

The tables on the following pages present per share financial information for Investor Shares for the life of each Fund through October 31, 1997. This information has been audited by Arthur Andersen LLP, independent auditors. The report of Arthur Andersen LLP is incorporated by reference in the Statement of Additional Information.

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                                        5

--------------------------------------------------------------------------------
SCHRODER LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                         PERIOD ENDED
                                                                           YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                                                         1997       1996       1995        1994 (1)
                                                                        ------     ------     ------     -------------
NET ASSET VALUE AT BEGINNING OF PERIOD...............................   $ 12.18    $ 11.12    $  9.45       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (2)..........................................      0.10       0.11       0.11          0.06
  Net Realized and Unrealized Gain (Loss) on Investments.............      3.04       1.92       1.63         (0.61)
                                                                        -------    -------    -------       -------
  TOTAL FROM INVESTMENT OPERATIONS...................................      3.14       2.03       1.74         (0.55)
                                                                        -------    -------    -------       -------
LESS DISTRIBUTIONS:
  From Net Investment Income.........................................     (0.11)     (0.13)     (0.07)         0.00
  From Net Realized Capital Gains....................................     (0.73)     (0.84)      0.00          0.00
                                                                        -------    -------    -------       -------
  Total Distributions................................................     (0.84)     (0.97)     (0.07)         0.00
                                                                        -------    -------    -------       -------

NET ASSET VALUE AT END OF PERIOD.....................................   $ 14.48    $ 12.18    $ 11.12       $  9.45
                                                                        =======    =======    =======       =======
TOTAL RETURN.........................................................     26.18%     19.30%     18.63%        (5.50)%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's)................................   $45,552    $42,905    $38,088       $21,309
  Ratio of Operating Expenses to Average Net Assets (2)..............      1.23%      1.26%      1.40%         1.30%(4)
  Ratio of Net Investment Income to Average Net Assets...............      0.63%      0.94%      1.27%         1.37%(4)
  Portfolio Turnover Rate............................................     64.91%     56.83%     83.15%       102.56%(3)
  Average Commission per Share (5)...................................   $  0.06    $  0.06       -           -

(1) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 - $0.10 and 1.23%; 1996 - $0.11 and 1.26%; 1995 - $0.11 and 1.45%;
    1994 - $0.02 and 2.17%, respectively.
(3) Not annualized.
(4) Annualized.
(5) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                          PERIOD ENDED
                                                                            YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                                          1997       1996       1995        1994 (2)
                                                                         ------     ------     ------     ------------
NET ASSET VALUE AT BEGINNING OF PERIOD................................   $ 13.05    $ 10.77    $  9.77      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss) (2)....................................     (0.05)     (0.05)     (0.03)         0.00
  Net Realized and Unrealized Gain (Loss) on Investments..............      5.65       2.34       1.03         (0.23)
                                                                         -------    -------    -------      --------
  TOTAL FROM INVESTMENT OPERATIONS....................................      5.60       2.29       1.00         (0.23)
                                                                         -------    -------    -------      --------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains.....................................     (0.98)     (0.01)      0.00          0.00
                                                                         -------    -------    -------      --------
  Total Distributions.................................................     (0.98)     (0.01)      0.00          0.00
                                                                         -------    -------    -------      --------
NET ASSET VALUE AT END OF PERIOD......................................   $ 17.67    $ 13.05    $ 10.77      $   9.77
                                                                         =======    =======    =======      ========
TOTAL RETURN..........................................................     48.46%     21.17%     10.27%        (2.30)%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).................................   $96,709    $48,614    $47,929      $ 21,193
  Ratio of Operating Expenses to Average Net Assets (2)...............      1.32%      1.43%      1.56%         1.45%(4)
  Ratio of Net Investment Income to Average Net Assets................     (0.36)%    (0.34)%    (0.29)%        0.17%(4)
  Portfolio Turnover Rate.............................................     77.48%     81.63%     45.74%        18.53%(3)
  Average Commission per Share (5)....................................   $  0.06    $  0.06       -           -

(1) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 - $(0.05) and 1.32%; 1996 - $(0.05) and 1.43%; 1995 - $(0.03) and
    1.62%; 1994 - $(0.04) and 3.15%, respectively.
(3) Not annualized.
(4) Annualized.
(5) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MIDCAP VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                     PERIOD ENDED
                                                                                                     OCTOBER 31,
                                                                                                       1997 (1)
                                                                                                     ------------
NET ASSET VALUE AT BEGINNING OF PERIOD........................................................         $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss) (2)............................................................             0.00
  Net Realized and Unrealized Gain on Investments.............................................             0.36
                                                                                                       --------
  TOTAL FROM INVESTMENT OPERATIONS............................................................             0.36
                                                                                                       --------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains.............................................................             0.00
                                                                                                       --------
  Total Distributions.........................................................................             0.00
                                                                                                       --------
NET ASSET VALUE AT END OF PERIOD..............................................................         $  10.36
                                                                                                       ========
TOTAL RETURN..................................................................................             3.60%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).........................................................         $ 10,066
  Ratio of Operating Expenses to Average Net Assets (2).......................................             1.35%(4)
  Ratio of Net Investment Income to Average Net Assets........................................            (0.13)%(4)
  Portfolio Turnover Rate.....................................................................            11.96%(3)
  Average Commission per Share (5)............................................................         $   0.06

(1) For the period August 1, 1997 (commencement of investment operations) through October 31, 1997.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 - $(0.06) and 4.33%.
(3) Not annualized.
(4) Annualized.
(5) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                          PERIOD ENDED
                                                                            YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                                          1997       1996       1995        1994 (1)
                                                                         ------     ------     ------     ------------
NET ASSET VALUE AT BEGINNING OF PERIOD................................   $  9.70    $  9.93    $  9.14      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (2)...........................................      0.49       0.53       0.59          0.34
  Net Realized and Unrealized Gain (Loss) on Investments..............      0.16      (0.11)      0.79         (0.83)
                                                                         -------    -------    -------      --------
  TOTAL FROM INVESTMENT OPERATIONS....................................      0.65       0.42       1.38         (0.49)
                                                                         -------    -------    -------      --------
LESS DISTRIBUTIONS:
  From Net Investment Income..........................................     (0.49)     (0.53)     (0.59)        (0.34)
  From Net Realized Capital Gains.....................................     (0.09)     (0.12)      0.00          0.00
  Tax Return of Capital...............................................      0.00       0.00       0.00         (0.03)
                                                                         -------    -------    -------      --------
  Total Distributions.................................................     (0.58)     (0.65)     (0.59)        (0.37)
                                                                         -------    -------    -------      --------
NET ASSET VALUE AT END OF PERIOD......................................   $  9.77    $  9.70    $  9.93      $   9.14
                                                                         =======    =======    =======      ========
TOTAL RETURN..........................................................      7.68%      4.38%     15.62%        (4.90)%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).................................   $26,683    $23,708    $23,704      $ 12,905
  Ratio of Operating Expenses to Average Net Assets (2)...............      1.12%      1.12%      1.06%         0.87%(4)
  Ratio of Net Investment Income to Average Net Assets................      5.58%      5.46%      6.35%         6.39%(4)
  Portfolio Turnover Rate.............................................     43.65%     68.76%    113.50%       115.63%(3)

(1) For the period February 22, 1994 (commencement of investment operations) through October 31, 1994.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 -- $0.47 and 1.33%; 1996 -- $0.52 and 1.24%; 1995 -- $0.56 and 1.50%;
    1994 -- $0.21 and 3.98%, respectively.
(3) Not annualized.
(4) Annualized.
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                                       9

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM INVESTMENT FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                          PERIOD ENDED
                                                                            YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                                                          1997       1996       1995        1994 (1)
                                                                         ------     ------     ------     ------------
NET ASSET VALUE AT BEGINNING OF PERIOD................................   $  9.87    $  9.88    $  9.88      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (2)...........................................      0.46       0.45       0.49          0.30
  Net Realized and Unrealized Gain (Loss) on Investments..............     (0.00)      0.00       0.00         (0.12)
                                                                         -------    -------    -------      --------
  TOTAL FROM INVESTMENT OPERATIONS....................................      0.46       0.45       0.49          0.18
                                                                         -------    -------    -------      --------
LESS DISTRIBUTIONS:
  From Net Investment Income..........................................     (0.46)     (0.45)     (0.49)        (0.30)
  In Excess of Net Investment Income..................................      0.00      (0.01)      0.00          0.00
                                                                         -------    -------    -------      --------
  Total Distributions.................................................     (0.46)     (0.46)     (0.49)        (0.30)
                                                                         -------    -------    -------      --------
NET ASSET VALUE AT END OF PERIOD......................................   $  9.87    $  9.87    $  9.88      $   9.88
                                                                         =======    =======    =======      ========
TOTAL RETURN..........................................................      4.74%      4.63%      5.02%         1.83%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).................................   $27,346    $30,527    $33,936      $ 30,771
  Ratio of Operating Expenses to Average Net Assets (2)...............      1.03%      1.00%      0.95%         0.78%(4)
  Ratio of Net Investment Income to Average Net Assets................      4.64%      4.50%      4.91%         4.48%(4)
  Portfolio Turnover Rate.............................................     65.57%    154.66%     27.86%        71.38%(3)

(1) For the period January 11, 1994 (commencement of investment operations) through October 31, 1994.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 -- $0.46 and 1.05%; 1996 -- $0.45 and 1.00%; 1995 -- $0.47 and 1.08%;
    1994 -- $0.24 and 1.66%, respectively.
(3) Not annualized.
(4) Annualized.
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                                       10

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a different investment objective or objectives which it pursues through the investment policies described below. Because of the differences in objectives and policies among the Funds, the Funds will achieve different investment returns and will be subject to varying degrees of market and financial risk. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval. There is no assurance that any Fund will achieve its objective or objectives. Additional Funds may be created from time to time with different investment objectives and policies.

If the securities rating of a debt security held by a Fund declines below any minimum rating for securities in which the Fund may invest, the Fund will not be required to dispose of the security, but Schroder will consider whether continued investment in the security is consistent with the Fund's investment objectives. Certain of the Funds may also use a variety of derivative strategies including, without limitation, options, futures contracts, and forward contracts, and mortgage-backed securities described below. See "Other Investment Practices and Risk Considerations."

None of the Funds is intended to be a complete investment program, and there is no assurance that a Fund will achieve its objectives.

SCHRODER LARGE CAPITALIZATION EQUITY FUND

SCHRODER LARGE CAPITALIZATION EQUITY FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM GROWTH OF CAPITAL. The Fund invests in common stocks and other securities of companies with large market capitalizations that Schroder believes offer the potential for long-term growth of capital.

The Fund will under normal circumstances invest primarily in equity securities Schroder believes to be undervalued. In selecting such securities, Schroder will focus on industries and issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its market value to its book value, and its dividends, cash flow, financial strength, debt-to-capital ratio, working assets, and competitive position, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions. In identifying undervalued securities, Schroder may make investment judgments contrary to those of most investors.

The Fund will normally invest at least 65% of its total assets in equity securities, including common and preferred stocks and warrants to purchase common or preferred stocks, of companies with large market capitalizations (generally more than $5 billion). The Fund may invest the remainder of its assets in equity securities of smaller companies or in debt securities if Schroder believes they would help achieve the Fund's objective. Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

SCHRODER SMALL CAPITALIZATION VALUE FUND

SCHRODER SMALL CAPITALIZATION VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL APPRECIATION. The Fund invests primarily in equity securities of companies having relatively small market capitalization (generally less than $1.5 billion) that Schroder believes have potential for capital appreciation. In choosing portfolio investments for the Fund, Schroder attempts to identify securities whose potential for long-term capital appreciation is not fully reflected in their market prices. This may be the result, for example, of the market's undervaluation of a company's potential for earnings growth or of its financial or business assets or other assets.

The companies in which the Fund invests may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

The Fund will normally invest at least 65% of its total assets in common and preferred stocks, and warrants to purchase common or preferred stocks, of companies having market capitalizations of less than $1.5 billion. The Fund may invest the remainder of its assets in equity securities of larger companies and in debt securities (including convertible bonds). Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

SCHRODER MIDCAP VALUE FUND

SCHRODER MIDCAP VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. In choosing portfolio investments for the Fund, Schroder attempts to identify securities whose potential for long-term capital appreciation is not fully reflected in their market prices. This may be the result, for example, of the market's undervaluation of a company's potential for earnings growth or of its financial or business assets or other assets.

The companies in which the Fund invests may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

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Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and securities convertible into common or preferred stocks if Schroder believes such investments would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies determined by Schroder to be "mid-cap" companies.

The Fund may invest a portion of its assets in debt securities (including convertible bonds). Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

SCHRODER INVESTMENT GRADE INCOME FUND

SCHRODER INVESTMENT GRADE INCOME FUND'S INVESTMENT OBJECTIVE IS TO SEEK CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective. The Fund may invest in debt securities, including securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities and corporate obligations, preferred stocks, and dividend-paying common stocks. The Fund will normally invest at least 90% of its total assets in U.S. Government securities and in debt securities and preferred stocks rated investment grade (or, if unrated, considered by Schroder to be of comparable quality). A security will be considered to be of "investment grade" if, at the time of investment by the Fund, it is rated at least Baa3 by Moody's or BBB- by Standard & Poor's or, if unrated, determined by Schroder to be of comparable quality. The Fund will not invest in a security rated below A3 or A-if as a result more than 25% of the Fund's assets would, at the time of such investment, be invested in securities rated below those rating categories. The Fund may invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, some of which may be backed by agencies or instrumentalities of the U.S. Government. See "Other Investment Practices and Risk Considerations -- Mortgage-backed securities." The Fund may also hold a portion of its assets in cash or money market instruments.

Schroder may take full advantage of the entire range of maturities of the securities in which the Fund may invest and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (more than ten years, for example).

Higher-rated securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from higher-rated securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of higher-rated securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities generally will not affect interest income on securities already held by the Fund, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations generally will be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than invest in higher yielding longer-term securities. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.

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SCHRODER SHORT-TERM INVESTMENT FUND

SCHRODER SHORT-TERM INVESTMENT FUND'S OBJECTIVE IS TO SEEK AS HIGH A RATE OF INCOME AS SCHRODER BELIEVES IS CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. The Fund is designed for investors seeking income with relative stability of principal. While the Fund intends to declare and pay dividends daily and invest in short-term securities, it is not a money-market fund. The values of the securities owned by the Fund, and the Fund's net asset value, will fluctuate based on changes in interest rates and other factors affecting the values of securities in which the Fund may invest.

The Fund will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

     - Prime Commercial Paper: high-grade, short-term obligations issued by banks, corporations, and other issuers, rated P-1 by Moody's or A-1 by Standard & Poor's.

     - U.S. Government Securities: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

     - Corporate Obligations: high-grade, short-term corporate obligations other than prime commercial paper, rated at least Aa by Moody's or AA by Standard & Poor's.

     - Bankers' Acceptances: negotiable drafts or bills of exchange that have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

     - Bank Certificates of Deposit: certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Fund may also invest in bank time deposits.

     - Repurchase Agreements: with respect to U.S. Government securities or any of the other debt securities described above.

     - Other Securities: rated at least Aa or P-1 by Moody's or AA or A-1 by Standard & Poor's. These may include investments in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, described below.

In addition, the Fund may invest in corporate obligations and other securities with a remaining maturity of one year or less and not otherwise meeting the rating requirements described above if (i) the issuer has outstanding commercial paper rated A-1 by Standard & Poor's or P-1 by Moody's (or the issuer's commercial paper program carries such a rating), (ii) Schroder determines that the credit characteristics and the terms and conditions of the securities to be purchased are at least as favorable to the Fund as those of such outstanding commercial paper, and (iii) Schroder assigns its own short-term credit rating to the securities, based on its own credit analysis, equivalent to a rating of A-1 by Standard & Poor's or P-1 by Moody's.

All of the Fund's investments will normally have remaining maturities, at the time of investment, of three years or less, and the average maturity of the Fund's portfolio securities based on their dollar value will not exceed one year at the time of each investment. When a security is subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security. The Fund will under normal circumstances invest at least 65% of its assets in obligations with remaining maturities, at the time of investment, of two years or less.

A portion of the securities held by the Fund may consist of mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Schroder will calculate the

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"maturity" of such an obligation and other similar obligations, for purposes of determining the Fund's compliance with the requirements set out above, based on Schroder's estimate of the period of time remaining until all of the scheduled payments in respect of that obligation will have been made. That period may be shorter than the stated maturity of the obligation. The estimated remaining maturity of a mortgage-backed security is highly dependent on prepayment assumptions. If interest rates were to increase at a time when the Fund holds such an obligation, the estimated maturity of the obligation might be increased due to any anticipated reduction in prepayments on the mortgages underlying the obligation. Some of the mortgage-backed certificates and other interests in mortgage pools in which the Fund may invest may be backed by agencies or instrumentalities of the U.S. Government. See "Other Investment Practices and Risk Considerations -- Mortgage-backed securities."

Certain obligations purchased by the Fund may be variable or floating rate instruments, may involve a demand feature, and may include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity.

U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

Options and futures portfolio strategies. Each of the Funds may engage in a variety of transactions involving the use of options and futures contracts for purposes of increasing its investment return or hedging against market changes. A Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. A Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. A Fund may also buy and sell put and call options on such securities for hedging purposes. When a Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, a Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

A Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. A Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

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A Fund may buy and sell futures contracts on U.S. Government securities or other debt securities. A futures contract on a debt security is a contract to buy or sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

A Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

A Fund may purchase and sell futures contracts, options on futures contracts, and options on securities indices for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

Risk factors in options and futures transactions. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that a Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that Schroder may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, a Fund's ability to terminate options and futures positions at times when Schroder deems it desirable to do so. Although a Fund will enter into an option or futures contract position only if Schroder believes that a liquid secondary market exists for that option or futures contract, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

Each Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of Schroder to forecast market movements correctly.

Because the markets for certain options and futures contracts in which a Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such investments may be limited. A Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. A Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

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For more information about any of the options or futures portfolio transactions described above, see the Statement of Additional Information.

Mortgage-backed securities. Each Fund may invest a portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holder of the mortgage-backed securities. Prepayments of principal and interest on mortgages underlying mortgage-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans, and may significantly shorten the effective maturities of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective maturities of such securities.

Mortgage-backed securities may offer yields higher than those available from many other types of debt securities, but they are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the then-prevailing lower rates. As a result, a Fund's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

Zero-coupon bonds. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

Securities loans, repurchase agreements, and forward commitments. Each Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Foreign investments. Each Fund may invest without limit in securities principally traded in foreign markets, although it is not currently expected that any of the Funds will invest in securities of foreign issuers to a substantial degree. Each Fund may also purchase Eurodollar certificates of deposit without limitation. Because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

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In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

A Fund may buy or sell foreign currencies, foreign currency forward contracts, and options on foreign currencies for hedging purposes in connection with its foreign investments.

Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies.

Liquidity. A Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by a Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on a Fund's investment in illiquid securities. There can, however, be no assurance that a Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

PORTFOLIO TURNOVER
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Annual portfolio turnover rates for the Funds (except for the MidCap Value Fund) are set forth under "Financial Highlights." Schroder MidCap Value Fund's annual portfolio turnover rate is expected to be less than 100% for the current fiscal year.

HOW TO BUY SHARES

Investors may purchase Investor Shares of the Funds by completing an Account Application and sending payment by check or wire as described below. An Account Application may be obtained from Schroder Fund Advisors Inc. or the Trust's transfer agent, Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171 ("BFDS"), or by calling (800) 464-3108.

Investor Shares of each of the Funds are sold at the net asset value per share of the Fund next determined after Schroder Fund Advisors Inc., the principal underwriter for the Trust, receives your order. In order for you to receive that day's net

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asset value, Schroder Fund Advisors Inc. must receive your order before the close of regular trading on the New York Stock Exchange.

The minimum initial investment in Investor Shares of the Trust is $25,000 (which may be allocated in any amounts among the various Funds). Schroder Fund Advisors Inc. may, in its sole discretion, accept smaller initial or subsequent investments so long as the investor is an employee of Schroder or any of its affiliates or has an investment account with Schroder in amounts specified by Schroder from time to time. None of the Funds issue share certificates.

PURCHASES BY CHECK
Purchases may be made by mailing a check (in U.S. dollars), payable to (i) Schroder Series Trust if you are purchasing shares of two or more Funds or (ii) the name of the Fund to be purchased (e.g., Schroder Small Capitalization Value
Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation may be requested to evidence the authority of the person or entity making the subscription request.

Complete and sign the Account Application and mail it with your check to:

       Schroder Series Trust
       P.O. Box 8507
       Boston, MA 02266

PURCHASES BY WIRE
If your initial investment is by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange on each day the Exchange is open for trading will be processed at the net asset value determined as of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Federal Reserve Bank wire instructions are as follows:

       State Street Bank and Trust Company
       225 Franklin Street
       Boston, MA 02101
       ABA:  011000028
       Attn:  Schroder Series Trust
       DDA:  9904-650-0
       FBO:  Account Registration
       A/C:  Account Number Assigned By BFDS -
            Name of Fund(s).

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Investor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund in question and having a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Funds' net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at (800) 464-3108.

You can make regular investments of $100 or more per month or quarter in Investor Shares of the Funds through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other financial intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Trust. If you purchase or sell shares through a financial intermediary, the intermediary may charge a fee for its services. Consult your financial intermediary for information.

HOW TO SELL SHARES

Investor Shares of each Fund may be redeemed on any business day by sending a letter of instruction or stock power form to BFDS. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and if it is signed exactly in accordance with the registration form. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. BFDS may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received in writing by BFDS in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

EXCHANGES

You can exchange your Investor Shares of any Fund for Investor Shares of any other Fund at any time at their respective net asset values. To exchange shares, please call (800) 464-3108.

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For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DETERMINATION OF NET ASSET VALUE

EACH FUND CALCULATES THE NET ASSET VALUE OF ITS INVESTOR SHARES BY DIVIDING THE TOTAL VALUE OF ITS ASSETS ATTRIBUTABLE TO ITS INVESTOR SHARES, LESS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, BY THE NUMBER OF ITS INVESTOR SHARES OUTSTANDING. Shares are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Schroder. The net asset value of a Fund's Investor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

DISTRIBUTIONS

Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, and Schroder MidCap Value Fund. The Large Capitalization Equity Fund, the Small Capitalization Value Fund, and the MidCap Value Fund distribute any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available capital loss carryovers.

Schroder Investment Grade Income Fund. The Investment Grade Income Fund distributes net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Schroder Short-Term Investment Fund. All of the net income of the Short-Term Investment Fund is declared each day the Fund is open for business as a dividend to shareholders of record at the time of the declaration. You begin earning dividends on the day after the Fund receives payment for your shares. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the next business day. Each month's dividends will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day). A shareholder who withdraws the entire balance of an account at any time during the month will be paid all dividends declared through the date of the withdrawal.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Investor Shares of your Fund; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares; or (3) receive all distributions in cash. You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

TAXES

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

A Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than a year). Distributions designated by a Fund as deriving from net gains on capital assets held for more than 1 year but not more than 18 months and from net gains on capital assets held for more than 18 months will be taxable to you as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

In order to permit Schroder Investment Grade Income Fund to maintain a more stable monthly dividend, that Fund may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any such amount retained by the Fund would be available to stabilize future dividends. As a result, the dividends paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during the period. None of the Funds intends to distribute in respect of any taxable year more than the Fund's net income for federal income tax purposes for that year, nor does any of the Funds intend to stabilize its dividends in any year in such a manner as to cause the Fund to pay federal tax.

In order to avoid dilution of the undistributed net investment income of Schroder Investment Grade Income Fund, that Fund follows an accounting practice known as "equalization." A portion of the purchase price paid for shares of the Fund (including shares purchased by reinvestment of Fund distributions) equal to the undistributed net investment income per share of the Fund at the time of purchase is segregated for accounting purposes and is available for payment of future dividends. As a result, future dividends may include a non-taxable return of capital to shareholders.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. The Trust's investment adviser is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned subsidiary of Schroder US Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder US Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $4.2 billion as of December 31, 1997. Schroder US Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1997, had under management assets of approximately $175 billion. Schroder Fund Advisors Inc. is a wholly owned subsidiary

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly owned subsidiary of Schroder US Holdings Inc.

Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Schroder also manages the Trust's other affairs and business. The Trust's principal office is located at 787 Seventh Avenue, New York, New York 10019 (which is also the address of Schroder's principal office), and its telephone number is (212) 641-3900. Schroder has served as investment adviser to the Trust since its inception.

The Funds pay management fees to Schroder monthly at the following annual rates (based on the assets of each Fund taken separately): Schroder Large Capitalization Equity Fund -- 0.75% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 0.95% of the Fund's average net assets; Schroder MidCap Value Fund -- 0.90% of the Fund's average net assets; Schroder Investment Grade Income Fund -- 0.50% of the Fund's average net assets; and Schroder Short-Term Investment Fund -- 0.40% of the Fund's average net assets. In order to limit the Funds' expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1998 to the extent that each Fund's total operating expenses attributable to its Investor Shares exceed the following annual rates: Schroder Large Capitalization Equity Fund -- 1.55% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 1.70% of the Fund's average net assets; Schroder MidCap Value Fund -- 1.35% of the Fund's average net assets; Schroder Investment Grade Income Fund -- 1.12% of the Fund's average net assets; and Schroder Short-Term Investment Fund -- 1.03% of the Fund's average net assets. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

Schroder's investment decisions for each of the Funds are generally made by a committee of Schroder's investment professionals. Mr. Paul Morris, Director and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Large Capitalization Equity Fund. Ms. Nancy B. Tooke, Director, Senior Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Small Capitalization Value Fund. Ms. Tooke and Ms. Locke W. Ogens, First Vice President and Portfolio Manager at Schroder, are primarily responsible for making recommendations to the committee for Schroder MidCap Value Fund. Mr. Gary S. Zeltzer, Group Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund. Each of the persons named has had that responsibility since the organization of the Funds (other than Mr. Morris, who has had that responsibility since March 1997) and has several years of experience in managing investment portfolios comparable to those for which each has such responsibility.

Schroder places all orders for purchases and sales of the Funds' securities. In selecting broker-dealers, Schroder may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Lewco Securities Corp., affiliates of Schroder, may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Schroder may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
Yield and total return data relating to Investor Shares of the Funds may from time to time be included in advertisements about the Funds. The "yield" of a Fund's Investor Shares is calculated by dividing the Fund's annualized net investment income per Investor Shares during a recent 30-day period by the net asset value per Investor Shares on the last day of that period. When a Fund's "total return" is advertised with respect to Investor Shares, it will be calculated for the past year, the past five years, and the past ten years (or if a Fund's Investor Shares have been offered for a period shorter than one, five, or ten years, that period will be substituted) through the most recent calendar quarter, as more fully described in the Statement of Additional Information. Total return for any period of one year or less represents the actual rate of return on such an investment earned during the period, although annualized figures may also be shown in advertisements. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a Fund's Investor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Investor Shares. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's Investor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's Investor Shares may be compared to various indices. See the Statement of Additional Information for more information.

ADDITIONAL INFORMATION ABOUT THE TRUST
The Trust was established as a Massachusetts business trust in 1993. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into five different series. Each Fund's shares (except the Short-Term Investment
Fund) are presently divided into two classes, Investor Shares, which are offered through this Prospectus, and Advisor Shares, which are offered through a separate prospectus. Unlike Investor Shares, Advisor Shares are currently subject to shareholder service fees, which will affect their performance relative to Investor Shares. To obtain more information about Advisor Shares, contact Schroder Series Trust at (800) 464-3108.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class or series of shares generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the Statement of Additional Information. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends and other distributions paid by the Funds on their two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If a Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. A Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

Due to their ownership of shares of certain of the Funds, the Schroder & Co. Inc. Profit-Sharing, Savings Incentive, and Pension Plans and the Lewco Securities Corp. Profit-Sharing, Thrift, and Pension Plans may be deemed to control those Funds. See the Statement of Additional Information.

If you own fewer shares than a minimum amount set by the Trustees (presently 50 shares) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, is the principal underwriter for the Trust. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's administrator and custodian. The Trust currently pays State Street fees for its services as administrator at the annual rate of 0.08% of each Fund's average daily net assets (subject to certain minimum charges). The Trust's transfer agent and registrar is Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

--------------------------------------------------------------------------------

                             Schroder Series Trust
                                 P.O. Box 8507
                                Boston, MA 02266
                                  800-464-3108
                                     0298WS

          [Schroder LOGO]

                                  ----------------------------------------------

              SCHRODER SERIES TRUST

              Schroder Large
              Capitalization Equity Fund

              Schroder Small
              Capitalization Value Fund

              Schroder MidCap
              Value Fund

              Schroder Investment
              Grade Income Fund

              Schroder Short-Term
              Investment Fund

              Investor Shares

              PROSPECTUS

              March 1, 1998

                             SCHRODER SERIES TRUST

                                   PROSPECTUS

                                 ADVISOR SHARES

                                 MARCH 1, 1998

Schroder Series Trust is an open-end management investment company offering by this Prospectus Advisor Shares of four separate investment portfolios: Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, Schroder MidCap Value Fund, and Schroder Investment Grade Income Fund. Schroder Capital Management Inc. ("Schroder") serves as investment adviser to each of the Funds. Each Fund pursues its investment objectives through the investment policies described in this Prospectus.

This Prospectus explains concisely the information that a prospective investor should know before investing in Advisor Shares of the Funds. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the March 1, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-464-3108. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains an Internet Word Wide Web site (at http://www.sec.gov) which contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information about the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

              FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
 Please call 1-800-730-2932 for complete information and to obtain the relevant prospectus.
            Please read the prospectus carefully before you invest.

SCHRODER CAPITAL FUNDS (DELAWARE)                 SCHRODER SERIES TRUST
Schroder International Fund                       Schroder Large Capitalization Equity Fund
Schroder Emerging Markets Fund                    Schroder Small Capitalization Value Fund
Schroder U.S. Equity Fund                         Schroder MidCap Value Fund
Schroder Micro Cap Fund                           Schroder Investment Grade Income Fund
Schroder International Bond Fund
Schroder U.S. Smaller Companies Fund
Schroder International Smaller Companies Fund

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
Summary of Expenses...................................................................    4
Financial Highlights..................................................................    5
Investment Objectives and Policies....................................................    7
  Schroder Large Capitalization Equity Fund...........................................    7
  Schroder Small Capitalization Value Fund............................................    8
  Schroder MidCap Value Fund..........................................................    8
  Schroder Investment Grade Income Fund...............................................    9
  Other Investment Practices and Risk Considerations..................................   10
  Portfolio Turnover..................................................................   13
How to Buy Shares.....................................................................   13
How to Sell Shares....................................................................   14
Exchanges.............................................................................   15
Determination of Net Asset Value......................................................   15
Distributions.........................................................................   16
Taxes.................................................................................   16
Management of the Trust...............................................................   17
Performance Information...............................................................   18
Additional Information about the Trust................................................   19

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                                        3

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Advisor Shares of the Funds. The following tables summarize the estimated expenses each Fund expects to incur with respect to its Advisor Shares during the current fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in Advisor Shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Deferred Sales Load.........................................  None
Redemption Fees.............................................  None
Exchange Fees...............................................  None

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                      Schroder         Schroder      Schroder     Schroder
                                                       Large            Small         MidCap     Investment
                                                   Capitalization   Capitalization    Value     Grade Income
                                                    Equity Fund       Value Fund       Fund         Fund
                                                   --------------   --------------   --------   ------------
Management Fees (after expense limitation).......       0.75             0.95          0.68(1)      0.29(1)
12b-1 Fees(2)....................................       None             None          None         None
Other Expenses...................................       0.73             0.62          0.92         1.08
Total Fund Operating Expenses (after expense
  limitation)....................................       1.48             1.57          1.60(1)      1.37(1)

------------------------------
(1)The Management Fees and Total Fund Operating Expenses for Schroder MidCap Value Fund and Schroder Investment Grade Income Fund reflect expense limitations currently in effect. See "Management of the Trust" below. In the absence of the limitations, Management Fees and Total Fund Operating Expenses, respectively, for Advisor Shares of these Funds would be as follows: Schroder MidCap Value Fund -- 0.90% and 1.82%; and Schroder Investment Grade Income Fund -- 0.50% and 1.58%.

(2)Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Funds presently make no payments under the Distribution Plans, although payments made by a Fund under its Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares. See "How to Buy Shares -- Distribution Plans."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

Funds:                                                            1 year   3 years   5 years   10 years
                                                                  ------   -------   -------   --------
Schroder Large Capitalization Equity Fund.......................   $ 15      $47       $81       $178
Schroder Small Capitalization Value Fund........................   $ 16      $50       $86       $188
Schroder MidCap Value Fund......................................   $ 16      $51        --         --
Schroder Investment Grade Income Fund...........................   $ 14      $44       $75       $165

The tables and Example are provided to help you understand the expenses of investing in Advisor Shares of each of the Funds and your share of the operating expenses of each Fund attributable to its Advisor Shares. THE TABLES AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

FINANCIAL HIGHLIGHTS

The table on the following page presents per share financial information for Advisor Shares of Schroder Small Capitalization Value Fund for the life of the Fund through October 31, 1997. (No Advisor Shares of Schroder Large Capitalization Equity Fund, Schroder MidCap Value Fund, or Schroder Investment Grade Income Fund were outstanding through October 31, 1997). This information has been audited by Arthur Andersen LLP, independent auditors. The report of Arthur Andersen LLP is incorporated by reference in the Statement of Additional Information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   PERIOD ENDED
                                                                   OCTOBER 31,
                                                                     1997 (1)
                                                                   ------------
NET ASSET VALUE AT BEGINNING OF PERIOD......................          $18.29
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss) (2)..........................           (0.01)
  Net Realized and Unrealized (Loss) on Investments.........           (0.61)
                                                                      ------
  TOTAL FROM INVESTMENT OPERATIONS..........................           (0.62)
                                                                      ------
LESS DISTRIBUTIONS:
  From Net Realized Capital Gains...........................            0.00
                                                                      ------
  Total Distributions.......................................            0.00
                                                                      ------
NET ASSET VALUE AT END OF PERIOD............................          $17.67
                                                                      ======
TOTAL RETURN................................................           (3.39)%(3)
RATIOS & SUPPLEMENTAL DATA
  Net Assets at End of Period (000's).......................          $   56
  Ratio of Operating Expenses to Average Net Assets (2).....            1.46%(4)
  Ratio of Net Investment Income to Average Net Assets......            0.63%(4)
  Portfolio Turnover Rate...................................           77.48%(5)
  Average Commission per Share (6)..........................          $ 0.06

(1) For the period September 26, 1997 (initial offering date of Advisor Shares of the Fund) through October 31, 1997.
(2) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Trust's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 -- $(0.01) and 1.46%.
(3) Not annualized.
(4) Annualized.
(5) Represents the Fund's portfolio turnover rate for the entire fiscal year ended October 31, 1997.
(6) The Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a different investment objective or objectives which it pursues through the investment policies described below. Because of the differences in objectives and policies among the Funds, the Funds will achieve different investment returns and will be subject to varying degrees of market and financial risk. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval. There is no assurance that any Fund will achieve its objective or objectives. Additional Funds may be created from time to time with different investment objectives and policies.

If the securities rating of a debt security held by a Fund declines below any minimum rating for securities in which the Fund may invest, the Fund will not be required to dispose of the security, but Schroder will consider whether continued investment in the security is consistent with the Fund's investment objectives. Certain of the Funds may also use a variety of derivative strategies including, without limitation, options, futures contracts, and forward contracts, and mortgage-backed securities described below. See "Other Investment Practices and Risk Considerations."

None of the Funds is intended to be a complete investment program, and there is no assurance that a Fund will achieve its objectives.

SCHRODER LARGE CAPITALIZATION EQUITY FUND

SCHRODER LARGE CAPITALIZATION EQUITY FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM GROWTH OF CAPITAL. The Fund invests in common stocks and other securities of companies with large market capitalizations that Schroder believes offer the potential for long-term growth of capital.

The Fund will under normal circumstances invest primarily in equity securities Schroder believes to be undervalued. In selecting such securities, Schroder will focus on industries and issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its market value to its book value, and its dividends, cash flow, financial strength, debt-to-capital ratio, working assets, and competitive position, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions. In identifying undervalued securities, Schroder may make investment judgments contrary to those of most investors.

The Fund will normally invest at least 65% of its total assets in equity securities, including common and preferred stocks and warrants to purchase common or preferred stocks, of companies with large market capitalizations (generally more than $5 billion). The Fund may invest the remainder of its assets in equity securities of smaller companies or in debt securities if Schroder believes they would help achieve the Fund's objective. Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SERIES TRUST
--------------------------------------------------------------------------------

SCHRODER SMALL CAPITALIZATION VALUE FUND

SCHRODER SMALL CAPITALIZATION VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL APPRECIATION. The Fund invests primarily in equity securities of companies having relatively small market capitalization (generally less than $1.5 billion) that Schroder believes have potential for capital appreciation. In choosing portfolio investments for the Fund, Schroder attempts to identify securities whose potential for long-term capital appreciation is not fully reflected in their market prices. This may be the result, for example, of the market's undervaluation of a company's potential for earnings growth or of its financial or business assets or other assets.

The companies in which the Fund invests may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

The Fund will normally invest at least 65% of its total assets in common and preferred stocks, and warrants to purchase common or preferred stocks, of companies having market capitalizations of less than $1.5 billion. The Fund may invest the remainder of its assets in equity securities of larger companies and in debt securities (including convertible bonds). Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

SCHRODER MIDCAP VALUE FUND

SCHRODER MIDCAP VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. In choosing portfolio investments for the Fund, Schroder attempts to identify securities whose potential for long-term capital appreciation is not fully reflected in their market prices. This may be the result, for example, of the market's undervaluation of a company's potential for earnings growth or of its financial or business assets or other assets.

The companies in which the Fund invests may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities

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or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and securities convertible into common or preferred stocks if Schroder believes such investments would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies determined by Schroder to be "mid-cap" companies.

The Fund may invest a portion of its assets in debt securities (including convertible bonds). Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

SCHRODER INVESTMENT GRADE INCOME FUND

SCHRODER INVESTMENT GRADE INCOME FUND'S INVESTMENT OBJECTIVE IS TO SEEK CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective. The Fund may invest in debt securities, including securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities and corporate obligations, preferred stocks, and dividend-paying common stocks. The Fund will normally invest at least 90% of its total assets in U.S. Government securities and in debt securities and preferred stocks rated investment grade (or, if unrated, considered by Schroder to be of comparable quality). A security will be considered to be of "investment grade" if, at the time of investment by the Fund, it is rated at least Baa3 by Moody's or BBB- by Standard & Poor's or, if unrated, determined by Schroder to be of comparable quality. The Fund will not invest in a security rated below A3 or A-if as a result more than 25% of the Fund's assets would, at the time of such investment, be invested in securities rated below those rating categories. The Fund may invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, some of which may be backed by agencies or instrumentalities of the U.S. Government. See "Other Investment Practices and Risk Considerations -- Mortgage-backed securities." The Fund may also hold a portion of its assets in cash or money market instruments.

Schroder may take full advantage of the entire range of maturities of the securities in which the Fund may invest and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (more than ten years, for example).

Higher-rated securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from higher-rated securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of higher-rated securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities generally will not affect interest income on securities already held by the Fund, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations generally will be greater at times when the Fund's average maturity is longer, under

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certain market conditions the Fund may invest in short-term investments yielding lower current income rather than invest in higher yielding longer-term securities. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

Options and futures portfolio strategies. Each of the Funds may engage in a variety of transactions involving the use of options and futures contracts for purposes of increasing its investment return or hedging against market changes. A Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. A Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. A Fund may also buy and sell put and call options on such securities for hedging purposes. When a Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, a Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

A Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. A Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

A Fund may buy and sell futures contracts on U.S. Government securities or other debt securities. A futures contract on a debt security is a contract to buy or sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

A Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

A Fund may purchase and sell futures contracts, options on futures contracts, and options on securities indices for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

Risk factors in options and futures transactions. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that a Fund may be unable at times to

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close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that Schroder may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, a Fund's ability to terminate options and futures positions at times when Schroder deems it desirable to do so. Although a Fund will enter into an option or futures contract position only if Schroder believes that a liquid secondary market exists for that option or futures contract, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

Each Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of Schroder to forecast market movements correctly.

Because the markets for certain options and futures contracts in which a Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such investments may be limited. A Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. A Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

For more information about any of the options or futures portfolio transactions described above, see the Statement of Additional Information.

Mortgage-backed securities. Each Fund may invest a portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holder of the mortgage-backed securities. Prepayments of principal and interest on mortgages underlying mortgage-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans, and may significantly shorten the effective maturities of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective maturities of such securities.

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Mortgage-backed securities may offer yields higher than those available from many other types of debt securities, but they are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the then-prevailing lower rates. As a result, a Fund's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

Zero-coupon bonds. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

Securities loans, repurchase agreements, and forward commitments. Each Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Foreign investments. Each Fund may invest without limit in securities principally traded in foreign markets, although it is not currently expected that any of the Funds will invest in securities of foreign issuers to a substantial degree. Each Fund may also purchase Eurodollar certificates of deposit without limitation. Because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

A Fund may buy or sell foreign currencies, foreign currency forward contracts, and options on foreign currencies for hedging purposes in connection with its foreign investments.

Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may

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temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies.

Liquidity. A Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by a Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on a Fund's investment in illiquid securities. There can, however, be no assurance that a Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

PORTFOLIO TURNOVER

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Portfolio turnover rates for the following Funds' two most recent fiscal years were as follows (1997 and 1996, respectively): Schroder Large Capitalization Equity Fund -- 64.91% and 56.38%; Schroder Small Capitalization Value Fund -- 77.48% and 81.63%; and Schroder Investment Grade Income Fund -- 43.65% and 68.76%. Schroder MidCap Value Fund's annual portfolio turnover rate is expected to be less than 100% for the current fiscal year.

HOW TO BUY SHARES

You can purchase Advisor Shares of any of the Funds through a Service Organization such as a bank, trust company, broker-dealer, or other financial organization having an arrangement with Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

Advisor Shares are sold at their net asset value per share next determined after the Trust receives your order. The minimum initial investment in Advisor Shares of a Fund is $2,500, except that the minimum for an IRA account is $2,000. In order for you to receive the net asset value determined on any day, Schroder Fund Advisors Inc. must receive your order before the close of regular trading on the New York Stock Exchange.

If Advisor Shares purchased by you will be held in your own name (rather than in the name of your Service Organization), payment for your shares must be accompanied by a completed Account Application in proper form. None of the Funds issues share certificates. The Trust or Boston Financial Data Services, Inc., the Trust's transfer agent (the "Transfer Agent"), may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from the Transfer Agent or your Service Organization.

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Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive any minimum investment amounts.

Distribution Plans. Schroder Fund Advisors Inc. serves as distributor of the Trust's shares. Each Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. The Funds presently make no payments under the Distribution Plans, although the Trustees may at any time authorize payments at an annual rate of up to 0.50% of a Fund's average daily net assets attributable to its Advisor Shares.

Payments under a Fund's Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares.

HOW TO SELL SHARES

You can sell your Advisor Shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Trust will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Your Service Organization and the Transfer Agent must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Service Organization will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND

If your Advisor Shares of a Fund are held in your own name (rather than in the name of your Service Organization), you may redeem your shares by mailing a written request for redemption to the Transfer Agent that:

         (1) states the number of shares or dollar amount to be redeemed;

         (2) identifies your account number; and

         (3) is signed by you and all other owners of the account exactly as their names appear on the account.

If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for

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more details at 1-800-464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

Wire transfer. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other financial intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Trust.

GENERAL REDEMPTION POLICIES

The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Trust may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

EXCHANGES

You can exchange your Advisor Shares of any Fund for Advisor Shares of any other Fund at any time at their respective net asset values. Contact your Service Organization or the Transfer Agent for details. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DETERMINATION OF NET ASSET VALUE

EACH FUND CALCULATES THE NET ASSET VALUE OF ITS ADVISOR SHARES BY DIVIDING THE TOTAL VALUE OF ITS ASSETS ATTRIBUTABLE TO ITS ADVISOR SHARES, LESS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, BY THE NUMBER OF ITS ADVISOR SHARES OUTSTANDING. Shares are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Schroder. The net asset value of a Fund's Advisor Shares will generally differ from that of its other classes of shares due

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to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

DISTRIBUTIONS

Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, and Schroder MidCap Value Fund. The Large Capitalization Equity Fund, the Small Capitalization Value Fund, and the MidCap Value Fund distribute any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available capital loss carryovers.

Schroder Investment Grade Income Fund. The Investment Grade Income Fund distributes net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Advisor Shares of your Fund; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

A Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than a year). Distributions designated by a Fund as deriving from net gains on capital assets held for more than 1 year but not more than 18 months and from net gains on capital assets held for more than 18 months will be taxable to you as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

In order to permit Schroder Investment Grade Income Fund to maintain a more stable monthly dividend, that Fund may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any

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such amount retained by the Fund would be available to stabilize future dividends. As a result, the dividends paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during the period. None of the Funds intends to distribute in respect of any taxable year more than the Fund's net income for federal income tax purposes for that year, nor does any of the Funds intend to stabilize its dividends in any year in such a manner as to cause the Fund to pay federal tax.

In order to avoid dilution of the undistributed net investment income of Schroder Investment Grade Income Fund, that Fund follows an accounting practice known as "equalization." A portion of the purchase price paid for shares of the Fund (including shares purchased by reinvestment of Fund distributions) equal to the undistributed net investment income per share of the Fund at the time of purchase is segregated for accounting purposes and is available for payment of future dividends. As a result, future dividends may include a non-taxable return of capital to shareholders.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. The Trust's investment adviser is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned subsidiary of Schroder US Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder US Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $4.2 billion as of December 31, 1997. Schroder US Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1997, had under management assets of approximately $175 billion. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly owned subsidiary of Schroder US Holdings Inc.

Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Schroder also manages the Trust's other affairs and business. The Trust's principal office is located at 787 Seventh Avenue, New York, New York 10019 (which is also the address of Schroder's principal office), and its telephone number is (212) 641-3900. Schroder has served as investment adviser to the Trust since its inception.

The Funds pay management fees to Schroder monthly at the following annual rates (based on the assets of each Fund taken separately): Schroder Large Capitalization Equity Fund -- 0.75% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 0.95% of the Fund's average net assets; Schroder MidCap Value Fund -- 0.90% of the Fund's average net assets; and Schroder Investment Grade Income Fund -- 0.50% of the Fund's average net assets. In order to limit the Funds' expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1998 to the extent that each Fund's total operating expenses attributable to its Advisor Shares exceed the following annual rates: Schroder Large Capitalization Equity Fund -- 1.80% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 1.95% of the Fund's average net assets; Schroder MidCap Value Fund -- 1.60% of the Fund's average net assets; and Schroder Investment Grade Income Fund -- 1.37% of the Fund's average net assets. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

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SCHRODER SERIES TRUST
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Schroder's investment decisions for each of the Funds are generally made by a committee of Schroder's investment professionals. Mr. Paul Morris, Director and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Large Capitalization Equity Fund. Ms. Nancy B. Tooke, Director, Senior Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Small Capitalization Value Fund. Ms. Tooke and Ms. Locke W. Ogens, First Vice President and Portfolio Manager at Schroder, are primarily responsible for making recommendations to the committee for Schroder MidCap Value Fund. Mr. Gary S. Zeltzer, Group Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund. Each of the persons named has had that responsibility since the organization of the Funds (other than Mr. Morris, who has had that responsibility since March 1997) and has several years of experience in managing investment portfolios comparable to those for which each has such responsibility.

Schroder places all orders for purchases and sales of the Funds' securities. In selecting broker-dealers, Schroder may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Lewco Securities Corp., affiliates of Schroder, may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Schroder may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

Shareholder Servicing Plan. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to Schroder Fund Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details.

PERFORMANCE INFORMATION

Yield and total return data relating to Advisor Shares of the Funds may from time to time be included in advertisements about the Funds. The "yield" of a Fund's Advisor Shares is calculated by dividing the Fund's annualized net investment

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                                       18

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SCHRODER SERIES TRUST
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income per Advisor Shares during a recent 30-day period by the net asset value per Advisor Shares on the last day of that period. When a Fund's "total return" is advertised with respect to Advisor Shares, it will be calculated for the past year, the past five years, and the past ten years (or if a Fund's Advisor Shares have been offered for a period shorter than one, five, or ten years, that period will be substituted) through the most recent calendar quarter, as more fully described in the Statement of Additional Information. Advertisements about a Fund may include total return information for the Fund's Investor Shares for periods prior to the initial offering date of the Fund's Advisor Shares; that information may be adjusted to reflect the actual fees and expenses attributable to the Advisor Shares that were not applicable to the Fund's Investor Shares during the periods presented. Total return for any period of one year or less represents the actual rate of return on such an investment earned during the period, although annualized figures may also be shown in advertisements. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a Fund's Advisor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Advisor Shares. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's Advisor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's Advisor Shares may be compared to various indices. See the Statement of Additional Information for more information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust in 1993. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into five different series (four of which are offered in this Prospectus). Each Fund's shares are presently divided into two classes, Advisor Shares, which are offered through this Prospectus, and Investor Shares, which are offered through a separate prospectus. Unlike Advisor Shares, Investor Shares are not subject to shareholder service fees, which will affect their performance relative to Advisor Shares. To obtain more information about Investor Shares, contact Schroder Series Trust at (800) 464-3108.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class or series of shares generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the Statement of Additional Information. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends and other distributions paid by the Funds on their two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If a Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. A Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

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                                       19

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SCHRODER SERIES TRUST
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Due to their ownership of shares of certain of the Funds, the Schroder & Co.
Inc. Profit-Sharing, Savings Incentive, and Pension Plans and the Lewco Securities Corp. Profit-Sharing, Thrift, and Pension Plans may be deemed to control those Funds. See the Statement of Additional Information.

If you own fewer shares than a minimum amount set by the Trustees (presently 50 shares) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, is the principal underwriter for the Trust. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's administrator and custodian. The Trust currently pays State Street fees for its services as administrator at the annual rate of 0.08% of each Fund's average daily net assets (subject to certain minimum charges). The Trust's transfer agent and registrar is Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

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                                       20

                                                     [Schroders LOGO]

                                                     ---------------------------



                                                      SCHRODER SERIES TRUST

                                                      Schroder Large
                                                      Capitalization Equity Fund

                                                      Schroder Small
                                                      Capitalization Value Fund

                                                      Schroder MidCap
                                                      Value Fund

                                                      Schroder Investment
                                                      Grade Income Fund


              Schroder Series Trust
             P.O. Box 8507
          Boston, Mass. 02266                         Advisor Shares
             800-464-3108

                0298WS

                                                      March 1, 1998

                             SCHRODER SERIES TRUST

                                    FORM N-1A
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1998




      This Statement of Additional Information contains information that may be of interest to investors but which is not included in the Prospectuses of Schroder Series Trust (the "Trust"). This Statement relates to the Funds' Investor Shares and Advisor Shares. Investor Shares are offered through a Prospectus dated March 1, 1998, and Advisor Shares are offered through a Prospectus dated March 1, 1998.

      This Statement is not a prospectus and should be read in conjunction with the Prospectuses, as they may be revised from time to time. Investors may obtain free copies of the Prospectuses by calling Schroder Capital Management Inc., the Trust's investment adviser, at 1-800-464-3108.

                               TABLE OF CONTENTS

DEFINITIONS ..............................................................     1

INVESTMENT OBJECTIVES AND POLICIES OF
     THE TRUST AND RISK CONSIDERATIONS ...................................     1

INVESTMENT RESTRICTIONS ..................................................    14

TRUSTEES AND OFFICERS ....................................................    17

MANAGEMENT CONTRACTS .....................................................    20

DETERMINATION OF NET ASSET VALUE .........................................    23

TAXES ....................................................................    25

PRINCIPAL HOLDERS OF SECURITIES ..........................................    26

PERFORMANCE INFORMATION ..................................................    27

ORGANIZATION AND CAPITALIZATION ..........................................    28

PRINCIPAL UNDERWRITER ....................................................    29

CUSTODIAN.................................................................    30

INDEPENDENT AUDITORS .....................................................    30

SHAREHOLDER LIABILITY ....................................................    30

FINANCIAL STATEMENTS .....................................................    31

                             SCHRODER SERIES TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The "Trust"                       --    Schroder Series Trust

"Schroder"                        --    Schroder Capital Management Inc., the
                                        Trust's investment adviser


INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST AND RISK CONSIDERATIONS

      The Trust currently offers shares of beneficial interest of five series (the "Funds") with separate investment objectives and policies. The investment objectives and policies of the Funds are described in the Prospectuses. This Statement contains additional information concerning certain investment practices and investment restrictions of the Trust.

      Except as described below under "Investment Restrictions", the investment objectives and policies described in the Prospectus and in this Statement are not fundamental, and the Trustees may change the investment objectives and policies of a Fund without an affirmative vote of shareholders of the Fund.

      Except as otherwise noted below, the following descriptions of certain investment policies and techniques are applicable to all of the Funds.

Options

      Each Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

      Covered call options. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

      A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

      In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

      A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Trust.

      Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

      In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

      A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

      Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

      A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

      A Fund may also purchase put and call options to enhance its current return.

      Options on foreign securities. A Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

      Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

      An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

      Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Trust's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Schroder may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities.

      Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

      Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

Futures Contracts

      In order to hedge against the effects of adverse market changes, each Fund that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Fund may invest and on indexes of debt securities. In addition, each Fund that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. Each Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

      Futures on Debt Securities and Related Options. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Trust's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

      Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

      Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

      On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Trust expects to purchase for the Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

      Successful use by a Fund of futures contracts on debt securities is subject to Schroder's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

      A Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

      Index Futures Contracts and Options. Certain Funds may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Funds are presently expected to invest are not now available, although such futures contracts are expected to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

      The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

      A Fund may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

      In order to hedge a Fund's investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

      Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

      As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

      A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

      Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

      Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligations.

      Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

      When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain.
Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

      Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

      In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise the options in order to realize any profit.

      Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and a Fund's portfolio securities sought to be hedged.

      Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

      Other Risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Forward Commitments

      Each Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Funds rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

      Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a

Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

      Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

When-Issued Securities

      Each Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Loans of Fund Securities

      A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, Schroder considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with a Fund.

Foreign Securities

      Each Fund may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

      Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

      In addition, to the extent that any Fund's foreign investments are not United States dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

      In determining whether to invest in securities of foreign issuers, the investment adviser of a Fund seeking current income will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.

Foreign Currency Transactions

      Each Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging".

      When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

      For transaction hedging purposes a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

      When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

      The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

      It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

      To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

      Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

      A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

      Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

      Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

      At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

      Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

      The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

      Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Zero-Coupon Securities

      Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities.

      Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). CATS and TIGRS are not considered U.S. Government Securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

      In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

INVESTMENT RESTRICTIONS

      The Trust has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the affected Fund, which is defined in the Investment Company Act of 1940 to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the Shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. A Fund may not:


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
1. (a) (For all Funds except the MidCap Value Fund). Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

      (b) (For the MidCap Value Fund only). Borrow money in excess of 10% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

2. (a) (For all Funds except the MidCap Value Fund). Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost and current value) and then only in connection with borrowings permitted by restriction 1(a) above.

      (b) (For the MidCap Value Fund only). Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets and then only in connection with borrowings permitted by restriction 1(b) above.

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts, options, and other financial instruments.

4. (For all Funds except the MidCap Value Fund). Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

6. Purchase or sell real estate or interests in real estate limited partnerships, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

7. Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts and options and other financial instruments.

8. Make loans, except by purchase of debt obligations in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

9. (For all Funds except the MidCap Value Fund). Invest in securities of any issuer, if officers and Trustees of the Trust and officers and directors of Schroder who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

10. (For all Funds except the MidCap Value Fund). As to 75% of its assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of a Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities.

11. (For all Funds except the MidCap Value Fund). Acquire more than 10% of the voting securities of any issuer.

12. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

13. (For all Funds except the MidCap Value Fund). Buy or sell oil, gas, or other mineral leases, rights, or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

14. (For all Funds except the MidCap Value Fund). Make investments for the purpose of gaining control of a company's management.

15. Issue any class of securities which is senior to the Fund's shares of beneficial interest. (For the purpose of this restriction, none of the following is deemed to be, or to create a class of, senior securities: any borrowing permitted by restriction (1) above; any pledge or other encumbrance of assets permitted by restriction (2) above; any collateral arrangement with respect to options, futures contracts, options on futures contracts, or other financial instruments, or with respect to initial or variation margin; and the purchase or sale of, or the Fund's otherwise entering into, options, forward contracts, futures contracts, options on futures contracts, or other financial instruments.

      In addition, it is contrary to the Trust's present policy, which may be changed without shareholder approval, for any of the Funds to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

                              -------------------

      All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment restrictions 1 through 15 listed above, the other investment policies described in the Prospectuses and this Statement are not fundamental and may be changed by the Trustees, without shareholder approval. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

TRUSTEES AND OFFICERS

      The Trustees of the Trust are responsible for the general oversight of the Trust's business. The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Trustees is 787 Seventh Avenue, New York, New York 10019.

      David N. Dinkins, Trustee. 70. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Professor, Columbia University School of International and Public Affairs. Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetics Center, Inc. Formerly, Mayor, City of New York.

      John I. Howell, Trustee. 81. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Director, Schroder Asian Growth Fund, Inc. and American International Life Assurance Company of New York. Private consultant since 1987.

      Peter S. Knight, Trustee. 47. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Partner, Wunder, Knight, Levine, Thelen & Forcey. Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group, Inc. Formerly, Campaign Manager, Clinton/Gore '96.

      Peter E. Guernsey, Trustee. 76. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Director, Schroder Asian Growth Fund, Inc. Formerly, Senior Vice President, Marsh & McLennan, Inc.

      (*) Sharon L. Haugh, Trustee. 52. Chairman, Schroder Capital Management Inc. Executive Vice President and Executive Director, Schroder Capital Management International Inc. Chairman and Director, Schroder Fund Advisors Inc.

      Clarence F. Michalis, Trustee. 76. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Chairman of the Board of Directors, Josiah Macy, Jr. Foundation.

      Hermann C. Schwab, Trustee. 78. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Trustee, St. Luke's/Roosevelt Hospital Center. Formerly, consultant to Schroder Capital Management International Inc.

      (*) Mark J. Smith, Trustee and Chairman of the Trust. 36. Director and Senior Vice President, Schroder Capital Management International Limited and Schroder Capital Management International Inc. Director, Schroder Investment Management Ltd., Schroder Fund Advisors Inc., and Schroder Japanese Warrant Fund Ltd. Trustee, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Vice President, Schroder Asian Growth Fund, Inc.

      Ashbel C. Williams, Jr., President of the Trust. 43. President, Schroder Capital Management Inc. Formerly, Executive Director, Florida State Board of Administration.

      David Gibson, Vice President of the Trust. 37. Director, Schroder Capital Management Inc. and Schroder Investment Management Ltd. Director and Senior Vice President, Schroder Capital Management International Inc.

      Catherine A. Mazza, Vice President of the Trust. 38. First Vice President, Schroder Capital Management International Inc. and Schroder Capital Management Inc. President, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Formerly, Vice President, Alliance Capital Management L.P.

      Alexandra Poe, Clerk of the Trust. 37. Vice President, Schroder Capital Management International Inc. Senior Vice President, Secretary, and Fund Counsel, Schroder Fund Advisors Inc. Vice President and Secretary, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Assistant Secretary, Schroder Asian Growth Fund, Inc. Formerly, Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein; Vice President and Counsel, Citibank, N.A.

      Jane E. Lucas, Vice President of the Trust. 36. Director, Schroder Capital Management Inc. Director and Senior Vice President, Schroder Capital Management International Inc. Assistant Director, Schroder Investment Management Ltd.

      Fergal Cassidy, Assistant Treasurer and Principal Financial and Accounting Officer of the Trust. 28. Acting Controller and Assistant Vice President, Schroder Capital Management Inc. and Schroder Capital Management International Inc. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Formerly, Senior Accountant, Concurrency Management Corp.

-------------------

      (*) Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the Trust, Schroder, or Schroder Fund Advisors Inc.

      Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

      For the fiscal year ending October 31, 1998, the Trustees have approved a change in the calculation of fees payable to the Trustees who are not interested persons of the Trust, Schroder, or Schroder Fund Advisors Inc. Fees will be calculated and payable as follows: Trustees will receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies will receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various investment companies based on their relative net assets. Payment of meeting fees will be allocated only among those investment companies to which the meeting relates.

      The following table sets forth information regarding compensation paid for the fiscal year ended October 31, 1997 to those Trustees who were not interested persons of the Trust.


COMPENSATION TABLE


        (1)                       (2)                      (3)

                               AGGREGATE           TOTAL COMPENSATION
      NAME OF                COMPENSATION FROM         TRUST AND
      TRUSTEE                 FROM TRUST           FUND COMPLEX PAID TO
                                                       TRUSTEES
-----------------------------------------------------------------------
David N. Dinkins                $12,500                 $12,500
-----------------------------------------------------------------------
John I. Howell*                 $12,500                 $29,875
-----------------------------------------------------------------------
Peter S. Knight                 $12,500                 $12,500
-----------------------------------------------------------------------
Madelon DeVoe Talley**          $ 8,250                 $16,000
-----------------------------------------------------------------------

* The Total Compensation listed in column (3) for Mr. Howell includes compensation for his services as a Trustee of Schroder Capital Funds ("SCF"), Schroder Capital Funds II ("SCF II"), and Schroder Capital Funds (Delaware) ("SCFD"), and as a Director of Schroder Asian Growth Fund, Inc. ("SAGF"). The Trust, SCF, SCF II, SCFD, and SAGF are considered part of the same "Fund Complex" for these purposes.

** The compensation listed for Ms. DeVoe Talley was for her services as Trustee from October 31, 1996 through her death in July 1997. The Total Compensation listed in column (3) for Ms. DeVoe Talley includes compensation for her services as a Director of SAGF.

      With respect to the information in the Compensation Table, for the fiscal year ended October 31, 1997, each Trustee of the Trust who was not an interested person of the Trust, Schroder, or Schroder Fund Advisors Inc. received an annual fee of $5,000 and an additional fee for each Trustees' meeting attended. Trustees who were not interested persons of Schroder and who served on committees of the Trustees received additional fees for attendance at certain committee meetings and for special services rendered in that connection. The Trust paid Trustees' fees aggregating $45,750 for the fiscal year ended October 31, 1997.

      As of January 31, 1998, the Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

      The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

MANAGEMENT CONTRACTS

      Under Management Contracts between the Trust and Schroder (the "Management Contracts"), Schroder, at its expense, provides the Funds with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Fund. The fees to be paid under the Management Contracts are set forth in the Prospectuses.

      In providing investment advisory services to the various Funds of the Trust, Schroder regularly provides the Funds with investment research, advice, and supervision and furnishes continuously investment programs consistent with the investment objectives and policies of the various Funds, and determines, for the various Funds, what securities shall be purchased, what securities shall be held or sold, and what portion of a Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Agreement and Declaration of Trust and By-laws, and of the Investment Company Act of 1940, and to a Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

      Schroder makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

      Under the Management Contracts, the Trust is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Funds' assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      Schroder's compensation under the Management Contracts may be reduced in any year if a Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.

      State Street Bank and Trust Company ("State Street") provides certain accounting, transfer agency, and other services to the Trust. The Trust compensates State Street on a basis approved by the Trustees.

      The Management Contracts provides that Schroder shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

      The Management Contracts may be terminated without penalty by vote of the Trustees as to any Fund by the shareholders of that Fund, or by Schroder on 60 days' written notice. Each Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, each Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and each Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to a Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

      Recent Management Fees. For its fiscal years ended October 31, 1997, 1996, and 1995, respectively, pursuant to the relevant Management Contract, each Fund paid fees to Schroder as follows (reflecting reductions in such fees pursuant to expense limitations in effect during such periods): Schroder Large Capitalization Equity Fund - $386,774, $318,145, and $252,615; Schroder Small Capitalization Value Fund - $738,419, $471,712, and $349,672; Schroder High Yield Income Fund (which ceased operations and liquidated in June 1997) - $929, $99,827, and $176,520; Schroder Investment Grade Income Fund - $68,842, $97,566, and $98,478; Schroder Short-Term Investment Fund - $115,947, $133,208, and $131,121; and Schroder MidCap Value Fund $0, N/A, N/A (the MidCap Value Fund commenced operations in August 1997). Schroder voluntarily waived its fees in the following amounts during the fiscal years ended October 31, 1997, 1996, and 1995, respectively, pursuant to expense limitations in effect during such periods: Schroder Large Capitalization Equity Fund - $0, $0, and $16,285; Schroder Small Capitalization Value Fund - $0, $0, and $22,164; Schroder High Yield Income Fund - $79,922, $59,514, and $93,036; Schroder Investment Grade Income Fund - $51,045, $29,635, and $88,653; Schroder Short-Term Investment Fund
- $8,528, $0, and $42,642; and Schroder MidCap Value Fund $14,908, N/A, N/A (the MidCap Value Fund commenced operations in August 1997). In addition, Schroder paid an additional $34,610 in other Fund expenses with respect to the MidCap Value Fund in order to effect the expense limitation for that Fund.

      Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Trust and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Trust and for other clients advised by

Schroder. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Trust.

      Brokerage and Research Services. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

      Schroder places all orders for the purchase and sale of portfolio securities for the Trust and buys and sells securities for the Trust through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for the Trust the best price and execution available. In seeking the best price and execution, Schroder, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because Schroder and its affiliates receive such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Management Contracts, Schroder may cause a Fund to pay a broker which provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

      To the extent permitted by law, the Funds may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co.") or Lewco Securities Corp. ("Lewco"), each of which is an affiliate of Schroder, or with unaffiliated brokers who trade or clear through Schroder & Co. or Lewco. Consistent with regulations under the Investment Company Act of 1940, the Funds have adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Funds pay to Schroder & Co. and Lewco do not exceed the usual and customary broker's commission. In addition, the Funds will adhere to the rule, under the Securities Exchange Act of 1934, governing floor trading. This rule permits the Funds to effect, but not execute, exchange listed securities transactions with Schroder & Co. and Lewco. Also, due to securities law limitations, the Funds may be required to limit purchases of securities in a public offering if Schroder & Co. or Lewco or one of their affiliates is a member of the syndicate for that offering.

      In the fiscal years ended October 31, 1997, 1996, and 1995, respectively, the Funds paid brokerage commissions in the following amounts: Schroder Large Capitalization Equity Fund - $70,042, $56,986, and $78,776; Schroder Small Capitalization Value Fund - $206,472, $151,845, and $125,945; Schroder High Yield Income Fund - $0, $17, and $2,166; Schroder Investment Grade Income Fund - $0, $0, and $30; and Schroder MidCap Value Fund - $17,043, N/A, N/A (the MidCap Value Fund commenced operations in August 1997). Schroder Short-Term Investment Fund paid no brokerage commissions in the fiscal years ended October 31, 1997, 1996, and 1995.

      In the fiscal year ended October 31, 1997, Schroder, on behalf of the Trust, placed agency and underwritten transactions having an approximate aggregate dollar value of $168,105,054, (100% of the Trust's aggregate agency and underwritten transactions, on which approximately $293,557 of commissions were paid) with brokers and dealers (other than Schroder & Co. and Lewco) whose research, statistical, and quotation services Schroder considered to be particularly useful to it and its affiliates. However, many of such transactions were placed with such brokers and dealers without regard to the furnishing of such services.

      In the fiscal years ended October 31, 1997, 1996, and 1995, respectively, the Trust paid brokerage commissions to Schroder & Co. and Lewco in the following amounts: Schroder & Co. - $0, $0, and $120; Lewco - $0, $720, and $7,612. During the fiscal year ended October 31, 1997, commissions paid to Lewco constituted 0% of all of the Trust's brokerage commissions paid during such fiscal year and transactions with respect to which those commissions were paid constituted 0% of all the transactions on which the Trust paid brokerage commissions during such fiscal year.

DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each class of shares of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service. Other foreign securities will be valued by the Trust's custodian based on outside pricing sources. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined by Schroder in good faith in accordance with procedures approved by the Trustees.

      If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

      Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

                           ----------------

      The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Each Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class.

TAXES

      Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

      As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes in Massachusetts.

      In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities).

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

      The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year). In general, any gain realized upon a taxable disposition of shares will be treated as 28% rate gain if the shares have been held for more than 12 months but not more than 18 months, and as adjusted net capital gain (generally taxed at a 20% rate) if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange, or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

      A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. A Fund's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

      Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

      This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this Statement of Additional Information.

PRINCIPAL HOLDERS OF SECURITIES

      The following table shows the percentage of the outstanding shares of each Fund owned as of January 31, 1998 by the Schroder & Co. Inc. Profit-Sharing, Savings Incentive, and Pension Plans (the "Schroder & Co. Plans") (all located at 787 Seventh Avenue, New York, NY 10019), and the Lewco Securities Corp. Profit Sharing and Thrift Plans (the "Lewco Plans") (located at Lewco Securities Corp., 34 Exchange Place, Jersey City, NJ 07311). Certain of the directors and officers of Schroder and Schroder & Co. Inc., and certain of the officers of the Trust, are participants in one or more of the Schroder & Co. Plans. Schroder & Co. Inc. owns 80.0% of the outstanding voting securities of Lewco Securities Corp.

                                                       % of Fund Shares
                                                           Owned by
                                                   Schroder & Co. and Lewco Plans
                                                   ------------------------------
Schroder Large Capitalization Equity Fund                    75.99%
Schroder Small Capitalization Value Fund                     29.51%
Schroder Investment Grade Income Fund                        83.74%
Schroder Short-Term Investment Fund                          94.79%
Schroder MidCap Value Fund                                   39.77%

      To the knowledge of the Trust, as of January 31, 1998, no other person owned of record or beneficially more than 5% of the outstanding shares of any Fund, except that Mac & Co. A/C # 10260713029, Mutual Fund Operations, Account 2117, P.O. Box 3198, Pittsburgh, PA 15280 owned 13.07% of the outstanding shares of Schroder Small Capitalization Value Fund; The Hillman Foundation, Inc., 2000 Grant Building, Pittsburgh, PA 15219 owned 5.48% of the outstanding shares of Schroder Small Capitalization Value Fund; and The Bank of New York, Trustee for the benefit of Tri Valley Growers, P.O. Box 11010, New York, NY 10286-1010 owned 6.40% of the outstanding shares of Schroder Small Capitalization Value Fund.

PERFORMANCE INFORMATION

      Certain Funds may advertise the yield of each class of its shares. Yield is presented for a specified 30-day period (the "base period"). Yield for a class of shares of a Fund is based on the amount determined by (i) calculating the aggregate of dividends and interest earned by the Fund and attributable to the class during the base period less the Fund's expenses attributable to the class and accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the class of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value per share of the class of the Fund on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as Ginnie Maes, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The yield of Investor Shares of Schroder Investment Grade Income Fund and Schroder Short-Term Investment Fund for the thirty-day period ended October 31, 1997 was 5.27% and 5.03%, respectively.

      Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

      The table below sets forth the total return of Investor Shares of the Funds for the one-year period ended October 31, 1997 and for the period from the commencement of a Fund's operations until October 31, 1997. The table also sets forth total return information for a Fund's Advisor Shares for any periods (or partial periods) when they were outstanding, and pro forma total return information for periods (or partial periods) when there were no Advisor Shares outstanding. Pro forma total return information for Advisor Shares is estimated by restating the total return of Investor Shares for the same period to reflect the actual fees and expenses applicable to Advisor Shares, which are higher than the fees and expenses applicable to Investor Shares (for instance, Advisor shares are subject to shareholder servicing fees paid at a rate of up to 0.25% of the average daily net asset value of a Fund attributable to its Advisor Shares). PLEASE NOTE THAT THE HIGHER EXPENSES APPLICABLE TO A FUND'S ADVISOR SHARES SHOULD HAVE THE EFFECT OF REDUCING THE TOTAL RETURN OF THE ADVISOR SHARES

BELOW THAT OF THE INVESTOR SHARES BY THE AMOUNT OF SUCH HIGHER EXPENSES, COMPOUNDED OVER THE RELEVANT PERIOD.

               TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                 SINCE
                                                                INCEPTION      INCEPTION    INCEPTION
      FUND                        CLASS              1 YEAR      OF FUND        DATE OF      DATE OF      YIELD****
                                                               (ANNUALIZED)      FUND        CLASS
------------------------------------------------------------------------------------------------------------------
Schroder Large               Investor Shares          26.18%       15.17%       2/16/94       2/16/94       N/A
Capitalization
Equity Fund                  Advisor Shares*          25.86%       14.88%                       N/A
------------------------------------------------------------------------------------------------------------------
Schroder                     Investor Shares           7.68%        5.91%       2/22/94       2/22/94       5.27%
Investment Grade
Income Fund                  Advisor Shares*           7.41%        5.64%       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Schroder Short-              Investor Shares           4.74%        4.28%       1/11/94       1/11/94       5.03%
Term Investment
Fund
------------------------------------------------------------------------------------------------------------------
Schroder Small               Investor Shares          48.46%       19.56%       2/16/94       2/16/94       N/A
Capitalization Value
Fund                         Advisor                  48.01%       19.24%       9/26/97
                             Shares**
------------------------------------------------------------------------------------------------------------------
Schroder MidCap              Investor Shares           N/A          3.60%***    8/1/97        8/1/97        N/A
Value Fund
                             Advisor Shares*           N/A          3.53%***                    N/A
------------------------------------------------------------------------------------------------------------------

*    Pro forma.

** Total return for Advisor Shares of the Small Capitalization Value Fund reflects pro forma information (based on Investor Share performance) through September 25, 1997, and actual total return from September 26, 1997 (the inception date of Advisor Shares of the Fund) through October 31, 1997. The actual total return of Advisor Shares of the Fund from September 26, 1997 through October 31, 1997 was (3.39)%.

***  Not Annualized.

**** For the 30-day period ended October 31, 1997.

      From time to time, Schroder may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectuses. Any such waiver or assumption would increase a Fund's yield and total return for each class of shares during the period of the waiver or assumption.

ORGANIZATION AND CAPITALIZATION

      The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated May 6, 1993.

      Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Additionally, approval of the Management Contracts is a matter to be determined separately by each Fund. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class. Because Investor and Advisor Shares are subject to different expenses, a Fund's dividends and other distributions will normally differ between the two classes. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

      The Trust may create additional Funds from time to time with different investment objectives and policies. Each Fund may offer additional classes of shares subject to different expenses and other features.

PRINCIPAL UNDERWRITER

      Schroder Fund Advisors Inc. is the principal underwriter of the continually offered shares of each of the Funds. Schroder Fund Advisors Inc. is not obligated to sell any specific amount of shares of any Fund.

      Distribution Plan for Advisor Shares. Each Fund (except for the Short-Term Investment Fund) has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Funds presently make no payments under the Distribution Plans, although the Trustees may at any time authorize payments at an annual rate of up to 0.50% of a Fund's average daily net assets attributable to Advisor Shares. The Distribution Plans also relate to payments made pursuant to the Trust's Shareholder Servicing Plans for Advisor Shares, to the extent such payments may be deemed to be primarily intended to result in the sale of a Fund's Advisor Shares.

      The various costs and expenses that may be paid or reimbursed under the Distribution Plans include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of Schroder Fund Advisors Inc., including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than Schroder Fund Advisors Inc.) or other financial organizations.

      A Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the relevant Fund. Any other material amendment to a Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, and who have no direct or indirect financial interest in the operation of the

Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. Each Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. Each Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

CUSTODIAN

      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, serves as registrar and transfer agent for the Trust.

INDEPENDENT AUDITORS

      Arthur Andersen LLP, the Trust's independent accountants, provide audit services, tax return preparation services, and assistance and consultation in connection with the Trust's various Securities and Exchange Commission filings.


SHAREHOLDER LIABILITY

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                              FINANCIAL STATEMENTS

The Financial Statements required by Part B and the related Report of Independent Public Accountants are incorporated herein by reference to the Trust's Annual Report, dated October 31, 1997, which was filed electronically with the Securities and Exchange Commission on December 30, 1997 (Accession
Number: 0000950135-97-005245).